Provisions and other liabilities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)
Disclosure of other provisions and other liabilities [line items]
Non-current portion - beginning period	$ 22,568	[1]
Current portion, reported as trade, other payables and provisions, beginning	2,649
Provisions and other liabilities at the beginning period	25,216
New or increased provisions and other liabilities	984
Change in estimates	(1,296)
Amounts charged against provisions and other liabilities	(1,519)
Effects of change in the discount rate	(1,623)
Reduction due to divestments	(359)
Accretion expenses	452
Reclassification and transfer	224
Currency translation	(476)
Provisions and other liabilities at ending period	21,603
Non-current portion - ending period	19,899	[1]
Current portion, reported as trade, other payables and provisions, ending	1,704
Before restatement [member]
Disclosure of other provisions and other liabilities [line items]
Non-current portion - beginning period	19,731
Impact of ARO policy change [member]
Disclosure of other provisions and other liabilities [line items]
Non-current portion - beginning period	2,837
Non-current portion - ending period	1,751
Asset retirement obligations [Member]
Disclosure of other provisions and other liabilities [line items]
Non-current portion - beginning period	20,037
Current portion, reported as trade, other payables and provisions, beginning	92
Provisions and other liabilities at the beginning period	20,128
New or increased provisions and other liabilities	602
Change in estimates	(1,097)
Amounts charged against provisions and other liabilities	(125)
Effects of change in the discount rate	(1,610)
Reduction due to divestments	(359)
Accretion expenses	423
Reclassification and transfer	(74)
Currency translation	(471)
Provisions and other liabilities at ending period	17,417
Non-current portion - ending period	17,279
Current portion, reported as trade, other payables and provisions, ending	138
Asset retirement obligations [Member] | Before restatement [member]
Disclosure of other provisions and other liabilities [line items]
Non-current portion - beginning period	17,200
Asset retirement obligations [Member] | Impact of ARO policy change [member]
Disclosure of other provisions and other liabilities [line items]
Non-current portion - beginning period	2,837
Claims and litigations [Member]
Disclosure of other provisions and other liabilities [line items]
Non-current portion - beginning period	96
Current portion, reported as trade, other payables and provisions, beginning	958
Provisions and other liabilities at the beginning period	1,053
New or increased provisions and other liabilities	30
Change in estimates	(58)
Amounts charged against provisions and other liabilities	(870)
Reclassification and transfer	0
Currency translation	0
Provisions and other liabilities at ending period	155
Non-current portion - ending period	81
Current portion, reported as trade, other payables and provisions, ending	73
Claims and litigations [Member] | Before restatement [member]
Disclosure of other provisions and other liabilities [line items]
Non-current portion - beginning period	96
Claims and litigations [Member] | Impact of ARO policy change [member]
Disclosure of other provisions and other liabilities [line items]
Non-current portion - beginning period	0
Other provisions [Member]
Disclosure of other provisions and other liabilities [line items]
Non-current portion - beginning period	2,436
Current portion, reported as trade, other payables and provisions, beginning	1,600
Provisions and other liabilities at the beginning period	4,035
New or increased provisions and other liabilities	352
Change in estimates	(141)
Amounts charged against provisions and other liabilities	(524)
Effects of change in the discount rate	(13)
Accretion expenses	29
Reclassification and transfer	298
Currency translation	(5)
Provisions and other liabilities at ending period	4,031
Non-current portion - ending period	2,539
Current portion, reported as trade, other payables and provisions, ending	1,493
Other provisions [Member] | Before restatement [member]
Disclosure of other provisions and other liabilities [line items]
Non-current portion - beginning period	2,436
Other provisions [Member] | Impact of ARO policy change [member]
Disclosure of other provisions and other liabilities [line items]
Non-current portion - beginning period	$ 0

[1]	1) Restated 1 January 2020 and 31 December 2020 figures due to a policy change affecting ARO, see note 2 Significant accounting policies and note 21 Provisions and other liabilities.